UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                    -----------

                       The Gabelli Dividend & Income Trust
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS -- 79.6%
               AEROSPACE -- 0.1%
      10,000   Goodrich Corp. .................$      443,400
      30,000   Kaman Corp., Cl. A .............       613,500
     100,000   Rolls-Royce Group plc+ .........       658,776
                                               --------------
                                                    1,715,676
                                               --------------
               AGRICULTURE -- 0.6%
     480,000   Archer-Daniels-Midland Co. .....    11,836,800
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
     600,000   Dana Corp. .....................     5,646,000
     455,000   Genuine Parts Co. ..............    19,519,500
                                               --------------
                                                   25,165,500
                                               --------------
               BROADCASTING -- 0.0%
      20,000   Liberty Corp. ..................       937,800
                                               --------------
               BUSINESS SERVICES -- 0.1%
     130,000   Intermix Media Inc.+ ...........     1,554,800
                                               --------------
               CABLE AND SATELLITE -- 1.2%
      14,200   Cogeco Inc. ....................       332,860
     100,000   DIRECTV Group Inc.+ ............     1,498,000
     285,000   EchoStar Communications
                 Corp., Cl. A .................     8,427,450
      90,000   Liberty Global Inc., Cl. A+ ....     2,437,200
      90,000   Liberty Global Inc., Cl. C+ ....     2,317,500
     110,000   PanAmSat Holding Corp. .........     2,662,000
     205,000   Rogers Communications Inc.,
                 Cl. B ........................     8,087,250
                                               --------------
                                                   25,762,260
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000   Thomas & Betts Corp.+ ..........       688,200
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.0%
   2,000,000   Siebel Systems Inc. ............    20,660,000
                                               --------------
               CONSUMER PRODUCTS -- 1.4%
      60,000   Action Performance
                 Companies Inc. ...............       750,000
      15,000   Altria Group Inc. ..............     1,105,650
      80,000   Avon Products Inc. .............     2,160,000
      30,000   Eastman Kodak Co. ..............       729,900
     135,000   Gallaher Group plc, ADR ........     8,382,150
       1,000   Kimberly-Clark Corp. ...........        59,530
     120,000   Maytag Corp. ...................     2,191,200
      90,000   Procter & Gamble Co. ...........     5,351,400
     700,000   Swedish Match AB ...............     8,350,367
                                               --------------
                                                   29,080,197
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 2.6%
     250,000   Bouygues SA ....................    11,618,893
     130,000   Cooper Industries Ltd., Cl. A ..     8,988,200
     350,000   General Electric Co. ...........    11,784,500

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
     210,000   Honeywell International Inc. ...$    7,875,000
      30,000   ITT Industries Inc. ............     3,408,000
     100,000   Sonoco Products Co. ............     2,731,000
       1,000   Textron Inc. ...................        71,720
   1,051,000   Tomkins plc ....................     5,357,324
      20,000   Tomkins plc, ADR ...............       411,600
     110,000   WHX Corp.+ .....................     1,210,000
      20,000   York International Corp. .......     1,121,400
                                               --------------
                                                   54,577,637
                                               --------------
               ENERGY AND UTILITIES: ELECTRIC -- 6.0%
      30,000   Allegheny Energy Inc.+ .........       921,600
     120,000   ALLETE Inc. ....................     5,497,200
     305,000   American Electric
                 Power Co. Inc. ...............    12,108,500
      20,000   Cleco Corp. ....................       471,600
     380,000   DPL Inc. .......................    10,564,000
      17,500   DTE Energy Co. .................       802,550
     270,000   Duquesne Light Holdings Inc. ...     4,646,700
     237,000   Electric Power Development
                 Co. Ltd. .....................     7,912,526
     210,000   FPL Group Inc. .................     9,996,000
     610,000   Great Plains Energy Inc. .......    18,245,100
     600,000   Pepco Holdings Inc. ............    13,962,000
     220,000   Pinnacle West Capital Corp. ....     9,697,600
     490,000   Southern Co. ...................    17,522,400
     398,100   Unisource Energy Corp. .........    13,232,844
                                               --------------
                                                  125,580,620
                                               --------------
               ENERGY AND UTILITIES: INTEGRATED -- 13.6%
      12,000   Alliant Energy Corp. ...........       349,560
     410,000   Ameren Corp. ...................    21,930,900
      35,000   Avista Corp. ...................       679,000
      11,000   Black Hills Corp. ..............       477,070
      22,800   Central Vermont Public
                 Service Corp. ................       399,000
      33,000   CH Energy Group Inc. ...........     1,566,840
     108,000   Chubu Electric Power Co. Inc. ..     2,635,307
     121,500   Chugoku Electric Power
                 Co. Inc. .....................     2,504,493
     345,000   Cinergy Corp. ..................    15,321,450
     160,000   CONSOL Energy Inc. .............    12,203,200
     200,000   Consolidated Edison Inc. .......     9,710,000
      20,000   Dominion Resources Inc. ........     1,722,800
     180,000   Duke Energy Corp. ..............     5,250,600
     430,000   Edison SpA+ ....................       958,656
     150,000   El Paso Corp. ..................     2,085,000
      42,000   Electrabel SA ..................    21,049,216
       6,500   Empire District Electric Co. ...       148,655
     605,000   Endesa SA ......................    16,192,957
     300,000   Enel SpA .......................     2,585,181
      47,000   Enel SpA, ADR ..................     2,016,770
     139,500   Energy East Corp. ..............     3,514,005
     220,000   FirstEnergy Corp. ..............    11,466,400
     130,000   Hawaiian Electric
                 Industries Inc. ..............     3,624,400
     250,000   Hera SpA .......................       703,083
     121,500   Hokkaido Electric
                 Power Co. Inc. ...............     2,584,765

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     121,500   Hokuriku Electric Power Co. ....$    2,509,844
     121,500   Kansai Electric Power Co. Inc. .     2,681,091
      80,500   Korea Electric Power
                 Corp., ADR ...................     1,425,655
     121,500   Kyushu Electric
                 Power Co. Inc. ...............     2,702,497
      25,000   Maine & Maritimes Corp. ........       492,500
      10,000   MGE Energy Inc. ................       365,100
      35,102   National Grid plc, ADR .........     1,648,039
     255,000   NiSource Inc. ..................     6,183,750
     600,000   NSTAR ..........................    17,352,000
     500,000   OGE Energy Corp. ...............    14,050,000
      50,000   Ormat Technologies Inc. ........     1,106,500
     330,000   Progress Energy Inc. ...........    14,767,500
     310,000   Public Service Enterprise
                 Group Inc. ...................    19,951,600
     220,000   Scottish Power plc, ADR ........     8,852,800
     121,500   Shikoku Electric
                 Power Co. Inc. ...............     2,632,928
       5,000   TECO Energy Inc. ...............        90,100
     121,500   Tohoku Electric Power Co. Inc. .     2,702,497
     108,000   Tokyo Electric Power Co. Inc. ..     2,730,444
       1,000   TXU Corp. ......................       112,880
      69,800   Vectren Corp. ..................     1,978,830
     460,000   Westar Energy Inc. .............    11,099,800
      90,000   Wisconsin Energy Corp. .........     3,592,800
     150,000   WPS Resources Corp. ............     8,670,000
     800,000   Xcel Energy Inc. ...............    15,688,000
                                               --------------
                                                  285,066,463
                                               --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 3.6%
       8,500   AGL Resources Inc. .............       315,435
     100,000   Atmos Energy Corp. .............     2,825,000
      14,800   Delta Natural Gas Co. Inc. .....       394,568
       6,000   Energen Corp. ..................       259,560
     380,000   KeySpan Corp. ..................    13,976,400
      20,000   Kinder Morgan Energy
                 Partners LP ..................     1,057,000
      50,000   Laclede Group Inc. .............     1,624,500
     300,000   National Fuel Gas Co. ..........    10,260,000
     215,000   Nicor Inc. .....................     9,036,450
     220,000   ONEOK Inc. .....................     7,484,400
     260,000   Peoples Energy Corp. ...........    10,238,800
     300,000   SEMCO Energy Inc.+ .............     1,977,000
     200,000   Sempra Energy ..................     9,412,000
      24,000   South Jersey Industries Inc. ...       699,360
      42,000   Southern Union Co.+ ............     1,082,340
     180,000   Southwest Gas Corp. ............     4,930,200
                                               --------------
                                                   75,573,013
                                               --------------
               ENERGY AND UTILITIES: OIL -- 14.0%
      10,000   Amerada Hess Corp. .............     1,375,000
       7,000   Anadarko Petroleum Corp. .......       670,250
      40,000   Apache Corp. ...................     3,008,800
      20,000   Baker Hughes Inc. ..............     1,193,600
      46,900   BG Group plc, ADR ..............     2,236,661

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
     160,000   BP plc, ADR ....................$   11,336,000
      80,000   Burlington Resources Inc. ......     6,505,600
       5,000   Chesapeake Energy Corp. ........       191,250
     319,888   Chevron Corp. ..................    20,706,350
       1,000   Cimarex Energy Co.+ ............        45,330
     320,000   ConocoPhillips .................    22,371,200
      20,000   Cooper Cameron Corp.+ ..........     1,478,600
      65,000   Devon Energy Corp. .............     4,461,600
     290,000   Diamond Offshore Drilling Inc. .    17,762,500
      75,000   Eni SpA, ADR ...................    11,107,500
     225,000   Exxon Mobil Corp. ..............    14,296,500
     200,000   Halliburton Co. ................    13,704,000
      89,994   Kerr-McGee Corp. ...............     8,739,317
     298,366   Marathon Oil Corp. .............    20,566,369
     200,000   Murphy Oil Corp. ...............     9,974,000
       2,000   Nabors Industries Ltd.+ ........       143,660
       5,000   Noble Corp. ....................       342,300
     190,000   Occidental Petroleum Corp. .....    16,231,700
      10,000   PetroChina Co. Ltd., ADR .......       833,700
      18,000   PetroKazakhstan Inc., Cl. A ....       979,740
     280,000   Repsol YPF SA, ADR .............     9,046,800
     200,000   Royal Dutch Shell plc,
                 Cl. A, ADR ...................    13,128,000
      50,000   Schlumberger Ltd. ..............     4,219,000
       1,000   Seitel Inc.+ ...................         1,520
     300,000   Spinnaker Exploration Co.+ .....    19,407,000
     940,000   Statoil ASA, ADR ...............    23,208,600
     200,000   Sunoco Inc. ....................    15,640,000
     102,000   Total SA, ADR ..................    13,853,640
      75,000   Transocean Inc.+ ...............     4,598,250
                                               --------------
                                                  293,364,337
                                               --------------
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co. ......       368,060
      40,000   Aqua America Inc. ..............     1,520,800
       4,000   Artesian Resources Corp.,
                 Cl. A ........................       120,320
       3,000   California Water Service
                 Group ........................       123,600
       6,000   Connecticut Water
                 Service Inc. .................       148,320
       6,000   Middlesex Water Co. ............       134,700
      21,466   Pennichuck Corp. ...............       458,084
      45,000   SJW Corp. ......................     2,172,600
      16,000   Southwest Water Co. ............       232,000
      36,000   United Utilities plc, ADR ......       843,480
      11,000   Veolia Environnement ...........       464,167
       6,000   York Water Co. .................       155,040
                                               --------------
                                                    6,741,171
                                               --------------
               ENTERTAINMENT -- 1.3%
       2,000   Grupo Televisa SA, ADR .........       143,420
     500,000   The Walt Disney Co. ............    12,065,000
     400,000   Time Warner Inc. ...............     7,244,000
     250,000   Vivendi Universal SA, ADR ......     8,182,500
                                               --------------
                                                   27,634,920
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL SERVICES -- 0.1%
     100,000   Waste Management Inc. ..........$    2,861,000
                                               --------------
               EQUIPMENT AND SUPPLIES -- 0.6%
     115,000   CIRCOR International Inc. ......     3,156,750
      29,000   Lufkin Industries Inc. .........     1,262,950
      45,000   Mueller Industries Inc. ........     1,249,650
     196,000   RPC Inc. .......................     5,048,960
      11,000   Weatherford
                 International Ltd.+ ..........       755,260
                                               --------------
                                                   11,473,570
                                               --------------
               FINANCIAL SERVICES -- 12.5%
     360,000   Alliance Capital
                 Management Holding LP ........    17,226,000
      90,000   Amegy Bancorporation Inc. ......     2,036,700
     370,000   American Express Co. ...........    21,252,800
     270,000   American International
                 Group Inc. ...................    16,729,200
     140,000   AmSouth Bancorporation .........     3,536,400
     310,000   Bank of America Corp. ..........    13,051,000
     361,400   Bank of New York Co. Inc. ......    10,628,774
       5,000   BlackRock Inc., Cl. A ..........       443,100
     460,000   Citigroup Inc. .................    20,939,200
      20,000   Commerce Bancorp Inc. ..........       613,800
     270,000   Commercial Federal Corp. .......     9,217,800
      30,000   Deutsche Bank AG, ADR ..........     2,805,600
      40,000   Fidelity National
                 Financial Inc. ...............     1,780,800
     145,000   Fifth Third Bancorp ............     5,325,850
     100,000   First Horizon National Corp. ...     3,635,000
      30,000   Flushing Financial Corp. .......       491,100
      27,000   Hartford Financial Services
                 Group Inc. ...................     2,083,590
      60,000   Janus Capital Group Inc. .......       867,000
     500,000   JPMorgan Chase & Co. ...........    16,965,000
     840,000   MBNA Corp. .....................    20,697,600
      15,000   Merrill Lynch & Co. Inc. .......       920,250
     135,000   Morgan Stanley .................     7,281,900
     180,000   New York Community
                 Bancorp Inc. .................     2,952,000
      20,000   NewAlliance Bancshares Inc. ....       292,800
      30,000   North Fork Bancorporation Inc. .       765,000
     210,000   PNC Financial Services
                 Group Inc. ...................    12,184,200
     170,000   Popular Inc. ...................     4,117,400
       1,000   Progressive Corp. ..............       104,770
     329,010   Sovereign Bancorp Inc. .........     7,251,381
     290,000   St. Paul Travelers
                 Companies Inc. ...............    13,012,300
      15,000   Sterling Bancorp ...............       337,650
      60,000   T. Rowe Price Group Inc. .......     3,918,000
       5,000   Unitrin Inc. ...................       237,300
      14,490   Valley National Bancorp ........       331,821
     220,000   Wachovia Corp. .................    10,469,800
     350,000   Waddell & Reed Financial
                 Inc., Cl. A ..................     6,776,000
      32,000   Washington Mutual Inc. .........     1,255,040
       3,500   Webster Financial Corp. ........       157,360
     150,000   Wells Fargo & Co. ..............     8,785,500

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
      90,000   Wilmington Trust Corp. .........$    3,280,500
      97,300   Zions Bancorporation ...........     6,928,733
                                               --------------
                                                  261,686,019
                                               --------------
               FOOD AND BEVERAGE -- 3.7%
     140,000   Anheuser-Busch Companies Inc. ..     6,025,600
      25,000   Campbell Soup Co. ..............       743,750
     220,000   Coca-Cola Co. ..................     9,501,800
     200,000   ConAgra Foods Inc. .............     4,950,000
     455,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .........    37,350,950
     150,000   General Mills Inc. .............     7,230,000
     120,000   Heinz (H.J.) Co. ...............     4,384,800
       1,000   Kellogg Co. ....................        46,130
      40,000   Kraft Foods Inc., Cl. A ........     1,223,600
     300,000   Sara Lee Corp. .................     5,685,000
       1,000   Wrigley (Wm.) Jr. Co. ..........        71,880
                                               --------------
                                                   77,213,510
                                               --------------
               HEALTH CARE -- 2.5%
     515,000   Beverly Enterprises Inc.+ ......     6,308,750
     145,000   Bristol-Myers Squibb Co. .......     3,488,700
      16,800   Chiron Corp.+ ..................       732,816
     190,000   Eli Lilly & Co. ................    10,168,800
      42,700   Eyetech Pharmaceuticals Inc.+ ..       766,892
     115,000   IMS Health Inc. ................     2,894,550
     220,000   Merck & Co. Inc. ...............     5,986,200
      50,000   Owens & Minor Inc. .............     1,467,500
     630,000   Pfizer Inc. ....................    15,731,100
     110,000   Renal Care Group Inc.+ .........     5,205,200
      10,000   Wyeth ..........................       462,700
                                               --------------
                                                   53,213,208
                                               --------------
               HOTELS AND GAMING -- 0.9%
      60,000   Argosy Gaming Co.+ .............     2,819,400
      30,000   GTECH Holdings Corp. ...........       961,800
   2,000,000   Hilton Group plc ...............    11,094,252
     190,000   Hilton Hotels Corp. ............     4,240,800
                                               --------------
                                                   19,116,252
                                               --------------
               MACHINERY -- 0.7%
     333,500   CNH Global NV ..................     6,569,950
     145,000   Deere & Co. ....................     8,874,000
                                               --------------
                                                   15,443,950
                                               --------------
               METALS AND MINING -- 0.6%
      10,000   Arch Coal Inc. .................       675,000
       8,000   BHP Billiton Ltd., ADR .........       273,440
       3,000   Fording Canadian Coal Trust ....       127,710
     120,000   Freeport-McMoRan Copper
                 & Gold Inc., Cl. B ...........     5,830,800
      24,000   Inco Ltd. ......................     1,136,400
      10,000   Massey Energy Co. ..............       510,700

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING (CONTINUED)
      12,000   Peabody Energy Corp. ...........$    1,012,200
      12,000   Phelps Dodge Corp. .............     1,559,160
       1,000   Rio Tinto plc, ADR .............       164,300
       3,000   Westmoreland Coal Co.+ .........        82,980
                                               --------------
                                                   11,372,690
                                               --------------
               PUBLISHING -- 0.2%
     200,000   Reader's Digest
                 Association Inc. .............     3,194,000
                                               --------------
               REAL ESTATE -- 0.0%
       8,000   Brascan Corp., Cl. A ...........       372,800
                                               --------------
               RETAIL -- 2.4%
     750,000   Albertson's Inc. ...............    19,237,500
     160,000   Ingles Markets Inc., Cl. A .....     2,528,000
     110,000   Neiman Marcus Group Inc.,
                 Cl. A ........................    10,994,500
      38,700   Neiman Marcus Group Inc.,
                 Cl. B ........................     3,863,421
      25,000   Reebok International Ltd. ......     1,414,250
     475,000   Safeway Inc. ...................    12,160,000
                                               --------------
                                                   50,197,671
                                               --------------
               SPECIALTY CHEMICALS -- 1.1%
      65,000   Ashland Inc. ...................     3,590,600
     165,200   Dow Chemical Co. ...............     6,883,884
     130,000   E.I. du Pont de Nemours
                 and Co. ......................     5,092,100
     200,000   Ferro Corp. ....................     3,664,000
     140,000   Olin Corp. .....................     2,658,600
                                               --------------
                                                   21,889,184
                                               --------------
               TELECOMMUNICATIONS -- 6.5%
   1,000,000   AT&T Corp. .....................    19,800,000
     650,000   BCE Inc. .......................    17,836,000
     205,000   BellSouth Corp. ................     5,391,500
      74,000   BT Group plc, ADR ..............     2,933,360
      20,000   CenturyTel Inc. ................       699,600
      50,000   Compania de Telecomunicaciones
                 de Chile SA, ADR .............       542,500
     100,000   Deutsche Telekom AG, ADR .......     1,824,000
      55,000   France Telecom SA, ADR .........     1,581,250
     215,000   Hellenic Telecommunications
                 Organization SA, ADR+ ........     2,162,900
     250,000   MCI Inc. .......................     6,342,500
     220,000   Qwest Communications
                 International Inc.+ ..........       902,000
     300,000   SBC Communications Inc. ........     7,191,000
     840,000   Sprint Nextel Corp. ............    19,975,200
     190,000   TDC A/S ........................    10,220,236
     370,000   TDC A/S, ADR ...................     9,982,600
      12,000   Telecom Corp. of New
                 Zealand Ltd., ADR ............       403,200
      42,000   Telecom Italia SpA, ADR ........     1,369,200
      26,000   Telefonica SA, ADR .............     1,282,320

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
     290,000   Telefonos de Mexico SA de
                 CV, Cl. L, ADR ...............$    6,168,300
     150,000   Telstra Corp. Ltd., ADR ........     2,335,500
     100,000   TELUS Corp., Non-Voting ........     4,079,786
     400,000   Verizon Communications Inc. ....    13,076,000
                                               --------------
                                                  136,098,952
                                               --------------
               TRANSPORTATION -- 0.5%
       8,000   Frontline Ltd. .................       352,960
     210,000   GATX Corp. .....................     8,305,500
      24,000   Golden Ocean Group Ltd.+ .......        20,478
       4,000   Ship Finance
                 International Ltd. ...........        80,000
      42,000   Teekay Shipping Corp. ..........     1,808,100
                                               --------------
                                                   10,567,038
                                               --------------
               WIRELESS COMMUNICATIONS -- 0.3%
      18,598   Crown Castle
                 International Corp.+ .........       458,069
     120,000   O2 plc .........................       333,886
     110,000   United States Cellular Corp.+ ..     5,876,200
       3,000   Vimpel-Communications, ADR+ ....       133,320
                                               --------------
                                                    6,801,475
                                               --------------
               TOTAL COMMON STOCKS ............ 1,667,440,713
                                               --------------

               CONVERTIBLE PREFERRED STOCKS -- 2.9%
               AEROSPACE -- 0.1%
       5,000   Coltec Capital Trust,
                 5.250% Cv. Pfd. ..............       248,750
       8,315   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ......     1,006,115
                                               --------------
                                                    1,254,865
                                               --------------
               AUTOMOTIVE -- 0.0%
      20,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A ......       476,600
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.1%
      33,100   Sequa Corp.,
                 $5.00 Cv. Pfd. ...............     3,227,250
                                               --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A ......       889,498
                                               --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd.+ .............        10,550
                                               --------------
               BUSINESS SERVICES -- 0.1%
      35,000   Allied Waste Industries Inc.,
                 6.250% Cv. Pfd. ..............     1,708,350
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     179,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd. ..............     6,619,860

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL (CONTINUED)
      80,502   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A ......$    1,843,496
       1,000   U.S. Steel Corp.,
                 7.000% Cv. Pfd., Ser. B ......       135,810
                                               --------------
                                                    8,599,166
                                               --------------
               ENERGY AND UTILITIES -- 0.7%
               Chesapeake Energy Corp.,
       5,000     5.000% Cv. Pfd. (a) ..........       827,500
      20,000     5.000% Cv. Pfd. ..............     4,648,800
       2,700     6.000% Cv. Pfd. ..............       444,487
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd., Ser. B ......     1,745,000
     130,000   El Paso Corp. Capital Trust I,
                 4.750% Cv. Pfd., Ser. C ......     5,252,000
      40,000   Hanover Compressor Capital Trust,
                 7.250% Cv. Pfd. ..............     2,040,000
                                               --------------
                                                   14,957,787
                                               --------------
               ENTERTAINMENT -- 0.2%
     160,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B ......     3,824,000
                                               --------------
               FINANCIAL SERVICES -- 0.8%
       5,420   Doral Financial Corp.,
                 4.750% Cv. Pfd. (a) ..........       864,490
     215,000   National Australia Bank Ltd.,
                 7.875% Cv. Pfd. ..............     8,815,000
     138,900   Newell Financial Trust,
                 5.250% Cv. Pfd. ..............     6,125,490
                                               --------------
                                                   15,804,980
                                               --------------
               HEALTH CARE -- 0.0%
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B ......       730,000
                                               --------------
               METALS AND MINING -- 0.1%
       9,750   Arch Coal Inc.,
                 5.000% Cv. Pfd. ..............     1,593,638
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                 5.250% Cv. Pfd., Ser. B ......       107,604
                                               --------------
               TELECOMMUNICATIONS -- 0.4%
      41,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ......     1,791,700
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd. ..............     6,062,100
                                               --------------
                                                    7,853,800
                                               --------------
               TRANSPORTATION -- 0.0%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd. ...............     296,250

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
         982   Kansas City Southern,
                 4.250% Cv. Pfd. ..............$      799,321
                                               --------------
                                                    1,095,571
                                               --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS .............    62,133,659
                                               --------------
     PRINCIPAL
      AMOUNT
     -------

               CONVERTIBLE CORPORATE BONDS -- 1.8%
               AEROSPACE -- 0.1%
 $ 1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 .............     1,098,750
                                               --------------
               AGRICULTURE -- 0.0%
     600,000   Bunge Ltd. Financial Corp., Cv.,
                 3.750%, 11/15/22 .............       985,500
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 .............       445,000
                                               --------------
               BROADCASTING -- 0.6%
  13,240,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12 .............    11,651,200
                                               --------------
               BUSINESS SERVICES -- 0.1%
               Trans-Lux Corp.,
                 Sub. Deb. Cv.,
     950,000     8.250%, 03/01/12 .............       932,187
   2,000,000     7.500%, 12/01/06 .............     1,995,000
                                               --------------
                                                    2,927,187
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.3%
   5,000,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 .............     5,025,000
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 .............     1,947,500
                                               --------------
                                                    6,972,500
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     500,000   EDO Corp., Sub. Deb. Cv.,
                 5.250%, 04/15/07 .............       514,375
                                               --------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23 .............     1,531,875
                                               --------------
               EQUIPMENT AND SUPPLIES -- 0.1%
   1,000,000   Robbins & Myers Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 01/31/08 .............     1,051,250
                                               --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12 .............       382,813
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE*
     --------                                     --------
               CONVERTIBLE CORPORATE
                 BONDS (CONTINUED)
               FOOD AND BEVERAGE -- 0.0%
 $ 1,550,000   Parmalat Soparfi SA, Sub. Deb. Cv.,
                 6.125%, 05/23/32+ (b) ........$      856,920
                                               --------------
               METALS AND MINING -- 0.0%
     400,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 ........       505,000
                                               --------------
               REAL ESTATE -- 0.1%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24 .............        90,250
   1,000,000     3.250%, 05/15/24 (a) .........       902,500
                                               --------------
                                                      992,750
                                               --------------
               TELECOMMUNICATIONS -- 0.2%
   4,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 .............     3,785,000
                                               --------------
               TRANSPORTATION -- 0.2%
   2,700,000   GATX Corp., Cv.,
                 7.500%, 02/01/07 .............     3,375,000
                                               --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ..............    37,075,120
                                               --------------

               SHORT-TERM OBLIGATIONS -- 15.7%
               REPURCHASE AGREEMENTS -- 8.4%
 100,000,000   ABN Amro, 3.200%,
                 dated 09/30/05, due 10/03/05,
                 proceeds at maturity,
                 $100,026,667 (c) .............   100,000,000
  75,000,000   Barclays Capital Inc., 3.200%,
                 dated 09/30/05, due 10/03/05,
                 proceeds at maturity,
                 $75,020,000 (d) ..............    75,000,000
                                               --------------
                                                  175,000,000
                                               --------------
               U.S. TREASURY BILLS -- 7.3%
 154,419,000   U.S. Treasury Bills,
                 3.137% to 3.825%++,
                 10/06/05 to 03/09/06 .........   153,792,881
                                               --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ..................   328,792,881
                                               --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,876,091,557) ....................$2,095,442,373
                                               ==============

    NUMBER OF          EXPIRATION DATE/             MARKET
    CONTRACTS           EXERCISE PRICE              VALUE*
    ---------           --------------             --------
   --------------
            For Federal tax purposes:
            Aggregate cost ....................$1,876,091,557
                                               ==============
            Gross unrealized appreciation .....$  250,491,036
            Gross unrealized depreciation .....   (31,140,220)
                                               --------------
            Net unrealized appreciation
              (depreciation) ..................$  219,350,816
                                               ==============

               WRITTEN CALL OPTION -- SHORT POSITION -- (0.0)%
         450   Albertson's Inc.   Dec. 05/25 ..$       87,750
                                               ==============

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $2,594,490 or 0.12% of total investments.
   (b)   Security in default.
   (c) Collateralized by U.S. Treasury Bonds, 8.125% and 8.750%, due 05/15/21 and 05/15/17 respectively, market values $45,821,460 and $56,178,540, respectively.
   (d) Collateralized by U.S. Treasury Bonds, 6.375%, due 08/15/27, market value $76,500,000.
    +    Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR   American Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET         MARKET
                                       VALUE          VALUE
                                      ------         -------
      GEOGRAPHIC DIVERSIFICATION
      North America ..................  85.8%    $1,796,792,904
      Europe .........................  11.4        239,726,254
      Latin America ..................   1.1         22,055,327
      Japan ..........................   1.5         31,596,393
      Asia/Pacific ...................   0.2          5,271,495
                                       ------    --------------
      Total Investments .............. 100.0%    $2,095,442,373
                                       ======    ==============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -------------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial
                           Officer & Treasurer


Date     November 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.